Accrued Interest Receivable	11 Months Ended
Mar. 31, 2012
Accrued Interest Receivable
E.	Accrued Interest Receivable:

Accrued interest receivable is summarized as follows:

	March 31,	April 30,
	2012	2011
	(In Thousands)
Investment securities	$365	$417
Loans receivable	502	473
Other	0	1

	$867	$891